OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
OTHER LIABILITIES

12.    OTHER LIABILITIES

Other liabilities consist of the following:

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited
Non-income taxes and surcharges payable	65,406	35,544	5,463
Deferred revenue	—	6,214	955
Accrued offering costs	842	842	129
Customer rebates payable	25,594	—	—
Accrued expenses and others	11,665	2,953	455

Total	103,507	45,553	7,002

As of December 31, 2017, customer rebates payable is nil, which is due to the cessation of operation on Tianjin and Guangdong Exchange as mentioned in Note 22 - Commissions and fees.